Income Taxes	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 6 – INCOME TAXES

Income tax expense (benefit) for each of the periods shown below consisted of the following:

	Six months ended March 31, 2017	Six months ended March 31, 2016 (As Restated)
Current tax provision
Federal	$385	$431
State	91	120

	476	551
Deferred tax provision
Federal	384	223
State	66	44

	450	267

Total	$926	$818

The provision for income taxes differs from the amount of income tax determined by applying statutory federal income tax rates to pretax income as result of the following differences:

	Six months ended March 31, 2017		Six months ended March 31, 2016 (As Restated)
	Amount	Rate	Amount	Rate
Tax expense at statutory rate	$951	34.0%	$796	34.0%
State income taxes net of federal taxes	158	5.6	122	5.2
Tax exempt interest	(113)	(4.0)	(76)	(3.2)
Bank owned life insurance	(60)	(2.1)	—	—
Other	(10)	(0.4)	(24)	(1.0)

Total	$926	33.1%	$818	35.0%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following is a summary of the significant components of the Company’s deferred tax assets and liabilities as of March 31, 2017 and September 30, 2016, respectively:

	March 31, 2017	September 30, 2016
Deferred tax assets:
Allowance for loan losses	$2,286	$2,377
Deferred loan costs/fees	63	77
Director/officer compensation plans	76	299
Net unrealized loss on securities available for sale	435	—
Economic performance accruals	—	131
Other	152	177

Deferred tax assets	3,012	3,061

Deferred tax liabilities:
Office properties and equipment	(256)	(291)
Net unrealized gain on securities available for sale	—	(409)
Other	(98)	(98)
Deferred tax liabilities	(354)	(798)

Net deferred tax assets	$2,658	$2,263

The Company regularly reviews the carrying amount of its deferred tax assets to determine if the establishment of a valuation allowance is necessary, as further discussed in Note 1 “Nature of Business and Summary of Significant Accounting Policies,” above. At March 31, 2017 and September 30, 2016, respectively, management determined that no valuation allowance was necessary for any of the deferred tax assets.

The Company’s income tax returns are subject to review and examination by federal, state and local government authorities. As of March 31, 2017, years open to examination by the U.S. Internal Revenue Service include taxable years ended September 30, 2012 to present. The years open to examination by state and local government authorities varies by jurisdiction.

The tax effects from uncertain tax positions can be recognized in the consolidated financial statements, provided the position is more likely than not to be sustained on audit, based on the technical merits of the position. The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company applied the foregoing accounting standard to all of its tax positions for which the statute of limitations remained open as of the date of the accompanying consolidated financial statements.

The Company’s policy is to recognize interest and penalties related to income tax issues as components of other noninterest expense. During the six month periods ended March 31, 2017 and 2016, the Company did not recognize any interest or penalties related to income tax issues in its consolidated statements of operations. The Company had a recorded liability of $0 and $24, which is included in other liabilities in its consolidated balance sheets, for the payment of interest and penalties related to income tax issues as of March 31, 2017 and September 30, 2016 respectively.

NOTE 15 – INCOME TAXES

Income tax expense (benefit) for each of the periods shown below consisted of the following:

	2016	2015 (As Restated)
Current tax provision
Federal	$683	$1,520
State	131	234

	814	1,754
Deferred tax provision (benefit)
Federal	406	(150)
State	66	10

	472	(140)

Total	$1,286	$1,614

The provision for income taxes differs from the amount of income tax determined by applying statutory federal income tax rates to pretax income as result of the following differences:

	2016		2015 (As Restated)
	Amount	Rate	Amount	Rate
Tax expense at statutory rate	$1,312	34.00%	$1,503	34.00%
State income taxes net of federal	197	5.10%	244	5.72%
Tax exempt interest	(166)	(4.26)%	(79)	(1.92)%
Other	(57)	(1.51)%	(54)	(1.30)%

Total	$1,286	33.33%	$1,614	36.50%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following is a summary of the significant components of the Company’s deferred tax assets and liabilities as of September 30, 2016 and September 30, 2015, respectively:

	2016	2015 (As Restated)
Deferred tax assets:
Allowance for loan losses	$2,377	$2,544
Deferred loan costs/fees	77	145
Director/officer compensation plans	299	536
Net unrealized loss on securities available for sale	—	166
Economic performance accruals	131	—
Other	177	132

Deferred tax assets	$3,061	$3,523

Deferred tax liabilities:
Office properties and equipment	(291)	(119)
Net unrealized gain on securities available for sale	(409)	—
Other	(98)	(117)

Deferred tax liabilities	(798)	(236)

Net deferred tax assets	$2,263	$3,287

The Company regularly reviews the carrying amount of its deferred tax assets to determine if the establishment of a valuation allowance is necessary, as further discussed in Note 1 “Nature of Business and Summary of Significant Accounting Policies,” above. At September 30, 2016 and September 30, 2015, respectively, management determined that no valuation allowance was necessary.

The Company’s income tax returns are subject to review and examination by federal, state and local government authorities. As of September 30, 2016, years open to examination by the U.S. Internal Revenue Service include taxable years ended September 30, 2013 to present. The years open to examination by state and local government authorities varies by jurisdiction.

The tax effects from uncertain tax positions can be recognized in the financial statements, provided the position is more likely than not to be sustained on audit, based on the technical merits of the position. The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized, upon ultimate settlement with the relevant tax authority. The Company applied the foregoing accounting standard to all of its tax positions for which the statute of limitations remained open as of the date of the accompanying consolidated financial statements.

The Company’s policy is to recognize interest and penalties related to income tax issues as components of other noninterest expense. During the twelve months ended September 30, 2016 and 2015, the Company recognized penalties and interest expense in the amount of $24 and $0, respectively, related to income tax issues which is included in other noninterest expense in its consolidated statements of operations. The Company had a recorded liability of $24 and $0, which is included in other liabilities in its consolidated balance sheets, for the payment of interest and penalties related to income tax issues as of September 30, 2016 and 2015, respectively. The Company will be filing amended federal and state tax returns for the twelve months ended September 30, 2015 and 2014.